Commitments and Contingencies - Schedule of Unconditional Purchase Obligations (Details) $ in Millions	Dec. 31, 2021 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2023	$ 12.5
2024	4.7
2025	2.5
2026	1.1
2027	0.4
2028 and thereafter	0.3
Total	$ 21.5